Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables
	Consolidated
	30 June 2023	30 June 2022
	$	$

Trade receivables	401,358	251,244
Less: Provision for doubtful debts	(235,357)	(235,357)
	166,001	15,887

GST Receivable	145,911	35,289
	311,912	51,176